Deferred income (Tables)	3 Months Ended
Mar. 31, 2024
Deferred income
Schedule of deferred income

	March 31,	December 31,
	2024	2023
	€1,000	€1,000

Payments from Eli Lilly	19,947	20,569
Rett Syndrome Research Trust upfront payment	620	—
Current deferred income	20,567	20,569

Payments from Eli Lilly	41,263	44,170
Non-current deferred income	41,263	44,170

Total deferred income	61,830	64,739